Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 89	$ 374
Valuation allowance	(89)	(374)
Net deferred income tax asset